Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 782.6	$ 723.6
Allowance for doubtful accounts	(65.5)	(58.2)	$ (47.3)	$ (42.9)
Trade accounts receivable, net	717.1	665.4
Foreign customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	438.4	429.3
Brazilian Air force [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	314.1	263.5
Domestic customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 30.1	$ 30.8